TURNER FUNDS

Turner Spectrum Fund

Institutional Class

Investor Class

Supplement dated September 13, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010, as supplemented May 25, 2010 and June 11, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE SAI.

The following paragraph is added under the second paragraph under the heading “Turner Spectrum Fund” on page 7 of the SAI:

“The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief of Investment Strategies, Chief Operating Officer, and other senior members of the Adviser’s management team, who meet regularly to provide fiduciary oversight over the Fund.  The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies.  The Alternative Strategies Oversight Group has authority to add or remove investment strategies in the Fund.”

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Effective October 1, 2010, Turner Spectrum Fund is adding Titan as an Investment Strategy.

In accordance with this change, effective October 1, 2010, the following changes are made to the SAI.

The paragraph and table beneath the paragraph with the heading “Turner Spectrum Fund” on page 7 of the SAI is deleted in its entirety and replaced with the following:

“The Spectrum Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; and (7) Titan. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy 14.3%

Turner Long/Short Equity Strategy 14.3%

Turner Global Financial Services Strategy 14.3%

Turner Global Medical Sciences Strategy 14.3%

Turner Select Opportunities Strategy 14.3%

Turner Market Neutral Strategy 14.3%

Turner Titan Strategy 14.3%”

The following paragraph is added under the first full paragraph on page 9  of the SAI:

“The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Titan Strategy’s holdings will be global and diversified.  The Titan Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.”

The following information replaces the information under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers” contained on page 51 to 53 of the SAI:

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	category			Registered
(a)(1) Portfolio	(A)	(B) Other		Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert E. Turner (Lead Manager, Market Neutral Strategy)	11 Accounts $1.2 billion	43 Accounts $641 million	86 Accounts $6.7 billion	1 Account	$39 million	2 Accounts	$35 million	6 Accounts	$604 million

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	category			Registered
(a)(1) Portfolio	(A)	(B) Other		Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher K. McHugh (Lead Manager, Long/Short Equity Strategy)	13 Accounts $2.6 billion	35 Accounts $272 million	26 Accounts $1.4 billion	2 Accounts	$66 million	2 Accounts	$35 million	2 Accounts	$124 million
Frank L. Sustersic (Lead Manager, Select Opportunities Strategy)	2 Accounts $469 million	4 Accounts $20 million	9 Accounts $176 million	NONE	$0	3 Accounts	$20 million	1 Account	$9 million
Dave Honold (Lead Manager, Global Financial Services Strategy)	NONE	2 Accounts $651 thousand	1 Account $2.9 million	NONE	$0	1 Account	$651 thousand	1 Account	$2.9 million
Vijay Shankaran (Lead Manager, Global Medical Sciences Strategy)	1 Account $37 million	6 Accounts $58 million	4 Accounts $39 million	NONE	$0	5 Accounts	$48 million	2 Accounts	$12 million
Jason D. Schrotberger (Lead Manager, Global Consumer Strategy)	14 Account $3.0 billion	29 Accounts $263 million	57 Accounts $2.5 billion	1 Account	$26 million	3 Accounts	$36 million	5 Accounts	$402 million
Christopher E. Baggini (Lead Manager, Titan Strategy)	NONE	1 Account $1 million	NONE	NONE	$0	1 Account	$1 million	NONE	$0

The table listed as “Spectrum Fund” in the “Portfolio Managers —Portfolio Manager’s Ownership of Securities in the Fund” section of the SAI on page 55 is deleted in its entirety and replaced with the following:

Dollar Range of equity securities in the
Fund beneficially owned by the
Name of Portfolio Manager	Portfolio Manager
Robert E. Turner	over $1,000,000
Christopher McHugh	none
Frank Sustersic	none
Jason Schrotberger	$10,001-$50,000
David Honold	$1-$10,000
Vijay Shankaran	$10,001-$50,000
Christopher E. Baggini	none

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Effective October 1, 2010, Foreside Fund Services, LLC shall be the distributor of the Turner Funds and shall replace SEI Investments Distribution Co. in that capacity.

In accordance with this change, the first three sentences in the first paragraph under the heading “Distribution” on pages 57 and 58 of the SAI are deleted in their entirety and replaced with the following:

“The Funds’ shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”). The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citigroup or their affiliates.”

All other references in the SAI to the “Distributor” shall refer to Foreside Fund Services, LLC, effective as of October 1, 2010.

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Effective October 1, 2010, Citi Fund Services Ohio, Inc. shall be the sub-administrator of the Turner Funds and shall replace SEI Investments Global Funds Services in that capacity.

In accordance with this change, the second paragraph under the heading “The Administrator” on page 56 of the SAI is deleted in its entirety and replaced with the following:

“Citi Fund Services Ohio, Inc. (“Citi”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.”

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Effective October 1, 2010, Citibank, N.A. shall be the custodian of the Turner Funds and shall replace PFPC Trust Company in that capacity.

In accordance with this change, the reference to “PFPC Trust Company” in the fourth sentence in the fourth full paragraph on page 15 of the SAI is replaced with “Citibank, N.A.”

The paragraph under the heading “Custodian” on page 88 of the SAI is deleted in its entirety and replaced with the following:

“Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.”

All other references in the SAI to the “Custodian” shall refer to Citibank, N.A., effective as of October 1, 2010.

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Effective December 15, 2010, Ty S. Edwards, Senior Vice President, Financial Services, Citi Fund Services, shall replace Michael Lawson as Controller and Chief Financial Officer of the Trust.

In accordance with this change, the last sentence in the second paragraph under the heading “Trustees and Officers of the Trust” on page 60 of the SAI is hereby deleted.

The following information replaces the information for Michael Lawson in the chart on page 62 of the SAI:

Name, Address and Age (1)	Position Held with Trust and Length of Service (2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Ty S. Edwards (43)	Controller and Chief Financial Officer (since 2010)	Director, Product Management, Columbia Management (2007-2009); Deputy Treasurer, Columbia Funds, (2006-2007);	N/A	N/A

Director, Fund Administration, Columbia Management (2004-2007).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAIS-13-02)

TURNER FUNDS

Turner Spectrum Fund

Institutional Class

Investor Class

Supplement dated September 13, 2010

to the Prospectus dated January 31, 2010, as supplemented May 25, 2010 and June 11, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

The two paragraphs under the heading “Portfolio Managers” on page 37 of the Prospectus are deleted in their entirety and replaced with the following:

“The Global Consumer Strategy is managed by the Consumer sector team and lead portfolio manager Jason D. Schrotberger, CFA. The Long/Short Equity Strategy is managed by the Long/Short Equity team led by Christopher K. McHugh, CFA. The Global Financial Services Strategy is managed by the Financial Services sector team and lead portfolio manager David Honold. The Global Medical Sciences Strategy is managed by the Healthcare sector team and lead portfolio manager Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by the Select Opportunities team led by Frank Sustersic, CFA. The Market Neutral Strategy is managed by the Market Neutral team led by Robert E. Turner, CFA.

Robert E. Turner, CFA, Chairman and Chief Investment Officer and Christopher K. McHugh, CFA, Senior Portfolio Manager/Security Analyst, cofounded Turner in 1990. David Honold, Portfolio Manager/Security Analyst, joined Turner in 2005.  Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in 2001. Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager joined Turner in 2006. Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994.”

The following paragraph is added under the last full paragraph on page 42:

“The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief of Investment Strategies, Chief Operating Officer, and other senior members of the Adviser’s management team, who meet regularly to provide fiduciary oversight over the Fund.  The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies.  The Alternative Strategies Oversight Group has authority to add or remove investment strategies in the Fund.”

The first full paragraph on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

“Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by the Global Consumer team led by Jason D. Schrotberger, CFA. The Long/Short Equity Strategy is managed by the Long/Short Equity team led by Christopher K. McHugh, CFA. The Global Financial Services Strategy is managed the Global Financial Services team led by David Honold. The Global Medical Sciences Strategy is managed by the Global Medical Sciences team led by Vijay Shankaran, MD, PhD. The Select Opportunities Strategy is managed by the Select Opportunities team led by Frank Sustersic, CFA. The Market Neutral Strategy is managed by the Market Neutral team led by Robert E. Turner, CFA.”

The descriptions of the following portfolio managers on pages 47 and 48 of the Prospectus are deleted in their entirety and replaced with the following:

Robert E. Turner, CFA, Chairman and Chief Investment Officer, founded Turner in 1990. Mr. Turner is the lead manager of the Core Growth, Large Cap Growth, Concentrated Growth Fund and co-manager of the International Core Growth Fund. He is also lead manager of the Market Neutral Strategy in the Spectrum Fund. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 30 years of investment experience.

Mark Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990. Mr. Turner is the lead manager of the International Core Growth Fund and co-manager of the Large Cap Growth and Core Growth Funds. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 29 years of investment experience.

Freda (Qingyi) Song Drechsler, PhD, Quantitative Research Manager, is co-manager of the Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. Ms. Drechsler joined Turner in 2009. She has one year of investment experience.

Christopher K. McHugh, CFA, Senior Portfolio Manager/Security Analyst, cofounded Turner in 1990. Mr. McHugh is lead manager of the Midcap Growth and New Enterprise Funds and is co-manager of the International Core Growth and Concentrated Growth Funds. He is also lead manager of the Long/Short Equity Strategy in the Spectrum Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 25 years of investment experience.

Heather F. McMeekin, Portfolio Manager/Security Analyst — Healthcare Sector, joined Turner in March 2001. Ms. McMeekin is co-manager of the Large Cap Growth, International Core Growth and Emerging Growth Fund.  From February 1998 until February 2001, she was an Associate

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Equity Research Analyst with UBS Painewebber Warburg LLC. Previously, Ms. McMeekin was a Sales & Investment Associate with Donaldson, Lufkin & Jenrette from 1995 to 1998.  She has 16 years of investment experience.

Bill McVail, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. McVail is lead manager of the Small Cap Growth Fund and co-manager of the Concentrated Growth Fund and the Emerging Growth Fund.  Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 23 years of investment experience.

Halie W. O’Shea, Portfolio Manager/Security Analyst, joined Turner in 2003. Ms. O’Shea is co-manager of the Core Growth Fund.  Prior to 2003, she was an Equity Research Associate with Janney Montgomery Scott.  She has 16 years of investment experience.

Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in February 2001. Mr. Schrotberger is co-manager of the MidCap Growth Fund, Small Cap Growth Fund and New Enterprise Fund. He is also lead manager of the Global Consumer Strategy in the Spectrum Fund.  From 1998 to 2001, he was an Investment Analyst with Black Rock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 18 years of investment experience.

Frank L. Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994. Mr. Sustersic is lead manager of the Emerging Growth Fund. He is also lead manager of the Select Opportunities Strategy in the Spectrum Fund. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 22 years of investment experience.

Rick Wetmore, Portfolio Manager/Security Analyst, joined Turner in 2001.  Mr. Wetmore is co-manager of the Small Cap Growth Fund. He is also co-manager of the International Core Growth Fund. He has eight years investment experience.

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is lead manager of the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Shankaran joined Turner in 2006. Prior to joining Turner, Mr. Shankaran was employed by Caxton Associates, MedImmune, Inc. and RiverVest Ventures. He has nine years of investment experience and covers stocks in the healthcare sector.

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Effective October 1, 2010, Turner Spectrum Fund is adding Titan as an Investment Strategy.

In accordance with this change, effective October 1, 2010, the following changes are made to the Prospectus.

The first paragraph under the heading “Principal Strategy” on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

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“The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies (“Investment Strategies”), each managed by a separate portfolio management team at the Adviser.

The Fund invests its assets utilizing the following six Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; and (6) Market Neutral. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 16.6% of its assets to each Investment Strategy.

Effective October 1, 2010, the Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; and (7) Titan. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.”

The following paragraph is added under the first paragraph on page 36 (which begins on page 35):

“Effective October 1, 2010, the Fund will utilize the Titan Strategy.  The Titan Strategy invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Titan Strategy takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Titan Strategy’s holdings will be global and diversified.  The Titan Strategy typically holds between 20 and 60 securities long and between 20 and 60 securities short, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.”

The following paragraph is added after the second paragraph under the heading “Portfolio Managers” on page 37 of the Prospectus:

“The Titan Strategy will be managed by the Titan team led by Christopher E. Baggini, CFA.  Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010.”

The first paragraph and table beneath the first paragraph under the heading “TURNER SPECTRUM FUND — Fund Strategy” on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

“The Spectrum Fund seeks capital appreciation through allocating its assets to various investment strategies (“Investment Strategies”), each managed by a separate portfolio management team at the Adviser. This is a non-fundamental policy that can be changed without shareholder approval.

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The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; (6) Market Neutral; and (7) Titan. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy 14.3%

Turner Long/Short Equity Strategy 14.3%

Turner Global Financial Services Strategy 14.3%

Turner Global Medical Sciences Strategy 14.3%

Turner Select Opportunities Strategy 14.3%

Turner Market Neutral Strategy 14.3%

Turner Titan Strategy 14.3%”

The following is added to the end of the first full paragraph on page 47 of the Prospectus:

“The Titan Strategy is managed by the Titan team led by Christopher E. Baggini, CFA.”

The following paragraph is added to the descriptions of portfolio managers on pages 47 and 48 of the Prospectus:

“Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, is lead manager of the Titan Strategy in the Spectrum Fund.  Mr. Baggini joined Turner in 2010. Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007. He has 23 years of investment experience.”

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Effective October 1, 2010, Foreside Fund Services, LLC shall be the distributor of the Turner Funds and shall replace SEI Investments Distribution Co. in that capacity.

In accordance with this change, the first paragraph under the heading “Distribution of Fund Shares” on page 55 of the Prospectus is deleted in its entirety and replaced with the following:

“Foreside Fund Services, LLC (the “Distributor”), a registered broker dealer, serves as Distributor of the Funds.”

All other references in the Prospectus to the “Distributor” shall refer to Foreside Fund Services, LLC, effective as of October 1, 2010.

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The heading “Distributor” and description thereunder on the back cover of the Prospectus is deleted in its entirety and replaced with the following:

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME  04101

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Effective October 1, 2010, Citi Fund Services Ohio, Inc. shall be the sub-administrator of the Turner Funds and shall replace SEI Investments Global Funds Services in that capacity.

In accordance with this change, the second sentence in the first paragraph under the heading “Administrator” on page 46 of the Prospectus is deleted in its entirety and replaced with the following:

“Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. (“Citi”), Citi provides sub-administrative services to the Funds.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-13-02)

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